UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-10401


Trust for Professional Managers
(Exact name of registrant as specified in charter)


615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)


Rachel Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)


Registrant's telephone number, including area code: (414) 765-5384


Date of fiscal year end: November 30


Date of reporting period: June 30, 2013










Item 1. Proxy Voting Record.

Issuer Name:  Medtronics, Inc
Ticker: MDT
Cusip:  585055106
Meeting Date:  08/23/2012
Matter Voted:  Directors, ratify appointment of PWC, executive comp plan, frequency of say-on pay votes, provide for majority vote in uncontested election of directors, proxy access, simple majority shareholder proposal.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  H&R Block, Inc.
Ticker:  HRB
Cusip:  093671105
Meeting Date:  09/13/2012
Matter Voted:  Election of Directors,  ratification of Deloitte
& Touche, long term incentive plan, restated 2000 stock
purchas plan, proxy access.
Proposed by:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Walgreens
Ticker: WAG
Cusip:  931422109
Meeting Date:  01/09/2013
Matter Voted:  Board of Directors, executive compensation,
2013 Omnibus Incentive Plan, ratify appointment of
Deloitte & Touche, accelerated vesting of Sr. Execs.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Accenture PLC
Ticker:  ACN
Cusip:  G1151C101
Meeting Date:  02/06/2013
Matter Voted: Acceptance of  financial stmt, re-appointment
Of directors, ratification of KPMG as auditor, compensation of exec officers, 2010 share incentive plan, hold annual meeting outside of Ireland, purchase class A shares, price range
that can re-issue shares acquired as treasury stock, lobbying practices.
Proposed By:  Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Franklin Resources, Inc.
Ticker:  BEN
Cusip:  354613101
Meeting Date: 03/13/2013
Matter Voted:  Directors, Ratify Accting firm, genocide free investing.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  For all Proposals
For or Against Management:  For Management


Issuer Name:  Disney
Ticker:  DIS
Cusip:  254687106
Meeting Date:  3/6/2013
Matter Voted:  Directors, approve PWC, executive performance plan, executive compensation, proxy access, separation of
chairman and CEO.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Starbucks Corporation
Ticker:  SBUX
Cusip:  855244109
Meeting Date:  03/20/2013
Matter Voted:  Directors, Ratify Deloitte & Touche, approve
Advisory resolution of exec comp, restatement 2005 Long
Term Incentive Plan, prohibit political spending.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management



Issuer Name:  Abbott Laboratories
Ticker:  ABT
Cusip:  002824100
Meeting Date:  04/26/2013
Matter Voted:  Directors, Ratify accounting firm, say on pay, genetically modified ingredients, lobbying discloure,
independent board chair, equiyt retention and hedging,
incentive compensation, accelerated vesting.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  For all Proposals
For or Against Management:  For Management


Issuer Name:  AFLAC Incorporated
Ticker:  AFL
Cusip:  001055102
Meeting Date:  05/06/2013
Matter Voted: Directors, comp of exec officers, ratify appt of KPMG Proposed By: Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management: For Management


Issuer Name:  Bank of America
Ticker:  BAC
Cusip:  060505104
Meeting Date:  5/08/2013
Matters Voted:  Directors, exec comp, ratify appt of acctg firm, report on political contributions, proxy access, multiple
board service, political contributions, mortgage servicing.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Bristol-Myers Squibb Company
Ticker:  BMK
Cusip:  110122108
Meeting Date:  5/07/2013
Matter Voted:  election of directors, exec comp, ratify KPMG.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Berkshire Hathaway Inc.
Ticker:  BRKB
Cusip:  084670702
Meeting Date: 05/04/2013
Matter Voted:  Directors, greenhouse gas and othe air emissions.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Ebay Inc.
Ticker:  EBAY
Cusip:  278642103
Meeting Date: 04/16/2013
Matter Voted:  Directors, ratify PWC LLP, comp for exec officers, corporate lobbying disclosure, privacy and data security.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Gannett Co, Inc.
Ticker:  GCI
Cusip:  364730101
Meeting Date: 05/07/2013
Matter Voted:  Directors, ratify Ernst & Young, exec comp,
vesting of equiy awards of sr. execs upon change of
control.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management



Issuer Name:  Home Depot, Inc.
Ticker:  HD
Cusip:  437076102
Meeting Date: 05/23/2013
Matter Voted:  Directors, ratify KPMG, exec comp, material
terms of officer performance goals, 2005 Omnibus stock
incentive plan, employment diversity report, stormwater
management policy.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Johnson & Johnson
Ticker: JNJ
Cusip:  478160104
Meeting Date:  04/25/2013
Matter Voted:  Directors, Ratify PWC, exec comp, Execs to
retain significan stock, political contributions and corporate values, independent board chairman.
Proposed By:  Issuer
Vote Cast:  Yes
How Vote Was Cast:  As directed by management
For or Against Management:  For Management


Issuer Name:  JPMorgan Chase & Co.
Ticker: JPM
Cusip:  46625H100
Meeting Date:  05/21/2013
Matter Voted:  Directors, Ratify accounting firm, exec comp, authorize shareholder action by written consent, key exec
performance plan, separation of chairman and ceo, exec to
retain significant stock until normal retirement age, investments that contribute to human rights violations, disclose payments for lobbying.
Proposed By:  Issuer
Vote Cast:  Yes
How Vote Was Cast:  As directed by management
For or Against Management:  For Management




Issuer Name:  Abbvie Inc.
Ticker: ABBV
Cusip:  00287Y109
Meeting Date:  05/06/2013
Matter Voted:  Directors, Ratify Ernst & Young, exec comp,
frequency of vote to approve exec comp, 2013 incentive
stock probram.
Proposed By:  Issuer
Vote Cast:  Yes
How Vote Was Cast:  As directed by management
For or Against Management:  For Management


Issuer Name:  Nordstrom, Inc.
Ticker:  JWN
Cusip:  655664100
Meeting Date: 05/14/2013
Matter Voted:  Directors, ratify accounting firm,
exec comp, amendment to 2010 equity incentive
plan.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Mylan Inc.
Ticker:  MYL
Cusip:  628530107
Meeting Date: 05/24/2013
Matter Voted:  Directors, ratify Deloitte & Touche LLP,
exec compensation, chairman of the board be an
independent director.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Pfizer Inc.
Ticker: PFE
Cusip:  717081103
Meeting Date: 04/25/2013
Matter Voted: Directors, ratify CPA firm, executive comp, executive equity retention, action by written consent.
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management: For management


Issuer Name:  Wells Fargo & Company
Ticker:  WFC
Cusip:  949746101
Meeting Date: 04/23/2013
Matter Voted:   directors, exec comp, ratify KPMG,
long term incentive comp plan, independent chairman,
report on lobbying policies, controls ove the company's
mortgage servicing and foreclosure practices.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Amgen Inc.
Ticker:  AMGN
Cusip:  031162100
Meeting Date: 05/22/2013
Matter Voted:  Directors, ratify Ernest & Young, exec comp,
restated 2009 equity incentive plan.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  McDonalds Corporation
Ticker: MCD
Cusip:  580135101
Meeting Date:  05/23/2013
Matter Voted:  Directors, exec comp,  approve Ernst & Young, annual report on exec comp, executive stock retention policy, human rights report, nutrition report.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Merck & Co, Inc.
Ticker:  MRK
Cusip:  58933Y105
Meeting Date: 05/28/2013
Matter Voted:  Directors, Ratify acctg firm, exec comp,
act by written consent, shareowner meetings, charitable
and political contributions, lobbying activity.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Cabelas Inc.
Ticker:  CAB
Cusip:  126804301
Meeting Date:  06/05/2013
Matter Voted:  Directors, ratify CPA firm, exec comp,
2013 stock plan, 2013 employee stock purchase plan,
2013 performance bonus plan.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


       SIGNATURES


Pursuant to the requirements of the Investment
Company Act of 1940, the registrant has duly caused this report to be signedon its behalf by the undersigned, thereunto duly authorized.


(Registrant) Trust for Professional Managers


By (Signature and Title)  /s/John Buckel
President,
Trust for Professional Managers


Date: August 13, 2013